UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.9%
AUTO PARTS	6.6%
GENTHERM, INC.*		38,000	$1,604,740
STRATTEC SECURITY CORP.		6,500	528,775
			2,133,515

BACK OFFICE SUPPORT	2.2%
GP STRATEGIES CORP.*		13,100	376,232
ON ASSIGNMENT, INC.*		12,200	327,570
			703,802

BANKS - DIVERSIFIED	7.0%
BRIDGE BANCORP, INC.		26,000	614,900
CENTERSTATE BANKS, INC.		43,000	445,050
EAGLE BANCORP, INC.*		26,080	829,866
PACIFIC PREMIER BANCORP, INC.*		26,100	366,705
			2,256,521

BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING	3.1%
BOFI HLDG., INC.*		7,076	514,496
HEALTHEQUITY, INC.*		26,500	485,215
			999,711

BIOTECHNOLOGY	3.1%
LIGAND PHARMACEUTICALS, INC.*		14,300	671,957
SUCAMPO PHARMACEUTICALS, INC.*		51,700	336,050
			1,008,007

BUILDING MATERIALS	3.9%
PGT, INC.*		133,200	1,241,424

COMMERCIAL SERVICES	1.1%
POINTS INTERNATIONAL LTD.*		20,500	357,110

COMMUNICATIONS	1.1%
ALLIANCE FIBER OPTIC PRODUCTS, INC.*		27,900	346,797

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.6%
ATTUNITY LTD.*		52,900	395,163
CALLIDUS SOFTWARE, INC.*		84,300	1,013,286
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		66,900	1,408,245
EGAIN COMMUNICATIONS CORP.*		56,500	339,000
EVOLVING SYSTEMS, INC.		17,000	155,720
THE RUBICON PROJECT, INC.*		9,000	105,570
			3,416,984

COMPUTER TECHNOLOGY	2.0%
21VIANET GROUP, INC. ADS*		17,400	313,200
ASTRO-MED, INC.		13,900	183,341
IMMERSION CORP.*		18,000	154,440
			650,981
CONSUMER LENDING	4.0%
CONSUMER PORTFOLIO SERVICES, INC.*		202,400	1,297,384

CONSUMER SERVICES - MISC.	2.2%
CTPARTNERS EXECUTIVE SEARCH, INC.*		45,100	703,109

ELECTRONICS	0.8%
ELECSYS CORP.*		23,562	257,768

ELECTRONICS COMPONENTS	1.0%
INNOVATIVE SOLUTIONS & SUPPORT, INC.*		61,600	321,244

ELECTRONIC ENTERTAINMENT	1.8%
GLU MOBILE, INC.*		113,900	588,863

ENGINEERING & CONTRACTING SERVICES	1.0%
WILLDAN GROUP, INC.*		21,200	306,552

ENTERTAINMENT	1.9%
RENTRAK CORP.*		10,300	627,682

FOODS	2.3%
INVENTURE FOODS, INC.*		58,300	755,568

INSURANCE - PROPERTY-CASUALTY	2.9%
FEDERATED NATIONAL HLDG. CO.		20,500	575,845
UNITED INSURANCE HLDGS. CORP.		23,300	349,500
			925,345

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.6%
ANIKA THERAPEUTICS, INC.*		15,200	557,232
ATRICURE, INC.*		38,000	559,360
VASCULAR SOLUTIONS, INC.*		14,600	360,620
			1,477,212

MEDICAL EQUIPMENT	1.3%
INOGEN, INC.*		19,700	406,017

OIL CRUDE PRODUCER	10.3%
CALLON PETROLEUM CO.*		88,000	775,280
EVOLUTION PETROLEUM CORP.		42,700	391,986
PROFIRE ENERGY, INC.*		78,200	324,530
RING ENERGY, INC.*		73,600	1,084,864
TRIANGLE PETROLEUM CORP.*		68,800	757,488
			3,334,148

OIL WELL EQUIPMENT & SERVICES	5.7%
FLOTEK INDUSTRIES, INC.*		15,100	393,657
MATRIX SERVICE CO.*		20,900	504,108
RIGNET, INC.*		12,900	521,805
SUPERIOR DRILLING PRODUCTS, INC.*		67,000	420,760
			1,840,330

PHARMACEUTICALS	2.6%
IGI LABORATORIES, INC.*		90,100	839,732

SEMICONDUCTORS & COMPONENTS	10.7%
AMBARELLA, INC.*		12,400	541,508
INPHI CORP.*		43,600	626,968
MAXLINEAR, INC.*		72,800	500,864
PIXELWORKS, INC.*		214,000	1,382,440
SUPERCOM LTD.*		29,700	366,795
			3,418,575

TEXTILES - APPAREL & SHOES	4.6%
G-III APPAREL GROUP LTD.*		12,800	1,060,608
SEQUENTIAL BRANDS GROUP, INC.*		34,300	428,750
			1,489,358

TEXTILE PRODUCTS	0.5%
DIXIE GROUP, INC.*		19,300	167,331

UTILITIES - TELECOMMUNICATIONS	1.0%
INCONTACT, INC.*		35,400	307,803

TOTAL EQUITIES
(COST: $29,817,829)			$32,178,873

TOTAL INVESTMENTS	99.9%
(COST: $29,817,829)			$32,178,873

OTHER ASSETS LESS LIABILITIES	0.1%		40,784

NET ASSETS - 100% (EQUIVALENT TO $18.11 PER SHARE BASED ON 1,779,044 SHARES OUTSTANDING)			$32,219,657

Cost of Investments is $30,109,615 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,795,025
Gross unrealized depreciation	(2,725,767)
Net unrealized appreciation	$2,069,258

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.6%
AEROSPACE	2.3%
ASTRONICS CORP.*		24,360	$1,161,485

ASSET MANAGEMENT & CUSTODIAN	1.9%
FINANCIAL ENGINES, INC.		27,000	923,805

AUTO PARTS	3.0%
GENTHERM, INC.*		35,600	1,503,388

BACK OFFICE SUPPORT	6.5%
MAXIMUS, INC.		27,400	1,099,562
ON ASSIGNMENT, INC.*		27,682	743,262
RPX CORP.*		35,900	492,907
WAGEWORKS, INC.*		19,700	896,941
			3,232,672

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	3.6%
BOFI HLDG., INC.*		17,400	1,265,154
HEALTHEQUITY, INC.*		28,800	527,328
			1,792,482

BIOTECHNOLOGY	2.7%
LIGAND PHARMACEUTICALS, INC.*		28,900	1,358,011

BUILDING MATERIALS	0.9%
PGT INC.*		49,200	458,544

CASINOS & GAMBLING	1.6%
MULTIMEDIA GAMES HLDG. CO., INC.*		21,962	790,852

COMMERCIAL SERVICES	2.3%
500.COM LTD. ADS*		33,800	1,140,074

COMPUTER SERVICES SOFTWARE & SYSTEMS	18.2%
CALLIDUS SOFTWARE, INC.*		80,000	961,600
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		36,100	759,905
COUPONS.COM, INC.*		8,700	104,052
DEALERTRACK HLDGS., INC.*		23,900	1,037,499
ENVESTNET, INC.*		17,600	792,000
INTERACTIVE INTELLIGENCE, INC.*		37,600	1,571,680
LOGMEIN, INC.*		19,800	912,186
RETAILMENOT, INC.*		77,900	1,258,864
SYNCHRONOSS TECHNOLOGIES, INC.*		35,500	1,625,190
			9,022,976

COMPUTER TECHNOLOGY	11.7%
21VIANET GROUP, INC. ADS*		79,900	1,438,200
STRATASYS, INC.*		10,600	1,280,268
SUPER MICRO COMPUTER, INC.*		28,500	838,470
SYNAPTICS, INC.*		31,000	2,269,200
			5,826,138

DIVERSIFIED RETAIL	3.7%
VIPSHOP HLDGS. LTD. ADS*		9,600	1,814,496

EDUCATION SERVICES	2.6%
GRAND CANYON EDUCATION, INC.*		19,200	782,784
TARENA INTERNATIONAL, INC. ADS*		39,100	505,563
			1,288,347

ELECTRONICS COMPONENTS	4.0%
METHODE ELECTRONICS, INC.		53,300	1,965,171

ENGINE MACHINERY	1.3%
POWER SOLUTIONS INTERNATIONAL, INC.*		9,200	634,800

FINANCIAL DATA & SYSTEMS	1.0%
XOOM CORP.*		22,600	496,070

HEALTHCARE SERVICES	2.9%
ACADIA HEALTHCARE CO., INC.*		14,600	708,100
OMNICELL, INC.*		26,200	716,046
			1,424,146

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.1%
CARDIOVASCULAR SYSTEMS, INC.*		42,900	1,013,727

MEDICAL EQUIPMENT	2.5%
SPECTRANETICS CORP.*		37,700	1,001,689
ZELTIQ AESTHETICS, INC.*		9,900	224,037
			1,225,726

OIL CRUDE PRODUCER	9.9%
BONANZA CREEK ENERGY, INC.*		27,400	1,559,060
DIAMONDBACK ENERGY, INC.*		14,500	1,084,310
GULFPORT ENERGY CORP.*		12,700	678,180
SANCHEZ ENERGY CORP.*		32,100	842,946
SYNERGY RESOURCES CORP.*		60,900	742,371
			4,906,867

OIL WELL EQUIPMENT & SERVICES	0.5%
MATRIX SERVICE CO.*		11,100	267,732

PRODUCTION TECHNOLOGY EQUIPMENT	1.0%
KULICKE & SOFFA INDUSTRIES, INC.*		36,200	515,126

RECREATIONAL VEHICLES & BOATS	1.0%
WINNEBAGO INDUSTRIES, INC.*		22,700	494,179

SEMICONDUCTORS & COMPONENTS	3.5%
AMBARELLA, INC.*		29,800	1,301,366
LATTICE SEMICONDUCTOR CORP.*		61,491	461,182
			1,762,548

TEXTILES - APPAREL & SHOES	6.9%
G-III APPAREL GROUP LTD.*		15,400	1,276,044
SKECHERS USA, INC.*		20,900	1,114,179
VINCE HLDG. CORP.*		34,800	1,053,048
			3,443,271

UTILITIES - TELECOMMUNICATIONS	2.0%
8X8, INC.*		151,200	1,010,016

TOTAL EQUITIES
(COST: $41,872,782)			$49,472,649

REAL ESTATE INVESTMENT TRUST	0.5%
PENNYMAC MORTGAGE INVESTMENT TRUST		12,200	261,446

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $266,598)			$261,446

TOTAL INVESTMENTS	100.1%
(COST: $42,139,380)			$49,734,095

OTHER LIABILITIES LESS ASSETS	(0.1%)		(67,678)

NET ASSETS - 100% (EQUIVALENT TO $27.35 PER SHARE BASED ON 1,815,691 SHARES OUTSTANDING)			$49,666,417

Cost of Investments is $42,268,672 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$11,394,445
Gross unrealized depreciation	(3,929,022)
Net unrealized appreciation	$7,465,423

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.8%
ADVERTISING AGENCIES	1.0%
CONSTANT CONTACT, INC.*		3,200	$86,848

AEROSPACE	4.6%
ASTRONICS CORP.*		6,192	295,235
HEICO CORP.		2,000	93,400
			388,635

AIR TRANSPORTATION	1.4%
SPIRIT AIRLINES, INC.*		1,700	117,538

ASSET MANAGEMENT	1.1%
FINANCIAL ENGINES, INC.		2,700	92,380

AUTO PARTS	2.1%
GENTHERM, INC.*		2,700	114,021
TOWER INTERNATIONAL, INC.*		2,500	62,975
			176,996

BACK OFFICE SUPPORT	4.5%
HURON CONSULTING GROUP, INC.*		2,500	152,425
KORN/FERRY INTERNATIONAL*		5,800	144,420
WAGEWORKS, INC.*		1,600	72,848
			369,693

BANKS - DIVERSIFIED	2.5%
FIRST NBC BANK HLDG. CO.*		3,600	117,900
PRIVATEBANCORP, INC.		2,900	86,739
			204,639

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.8%
BOFI HLDG., INC.*		1,000	72,710
HEALTHYEQUITY, INC.*		4,000	73,240
			145,950

BIOTECHNOLOGY	3.9%
CHARLES RIVER LABORATORIES INTERNATIONAL, INC.*		1,600	95,584
ICON PLC*		2,700	154,521
LIGAND PHARMACEUTICALS, INC.*		1,600	75,184
			325,289

BUILDING MATERIALS	2.8%
PGT, INC.*		7,400	68,968
TREX CO., INC.*		4,700	162,479
			231,447

COMMERCIAL SERVICES	0.9%
500.COM LTD.*		2,300	77,579

COMMUNICATIONS	1.8%
SHORETEL, INC.*		22,400	148,960

COMPUTER SERVICES SOFTWARE & SYSTEMS	9.1%
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		5,200	109,460
COMSCORE, INC.*		2,800	101,948
INTERACTIVE INTELLIGENCE GROUP, INC.*		1,600	66,880
NETSCOUT SYSTEMS, INC.*		3,600	164,880
RETAILMENOT, INC.*		4,000	64,640
SYNCHRONOSS TECHNOLOGIES, INC.*		2,100	96,138
VERINT SYSTEMS, INC.*		2,700	150,147
			754,093

COMPUTER TECHNOLOGY	6.7%
21VIANET GROUP, INC. ADS*		7,800	140,400
STRATASYS LTD.*		1,000	120,780
SYNAPTICS, INC.*		4,000	292,800
			553,980

CONSUMER ELECTRONICS	1.5%
UNIVERSAL ELECTRONICS, INC.*		2,600	128,362

DIVERSIFIED MANUFACTURING OPERATIONS	2.5%
FEDERAL SIGNAL CORP.		6,500	86,060
ITT CORP.		2,700	121,338
			207,398

ELECTRONICS COMPONENTS	5.8%
CHECKPOINT SYSTEMS, INC.*		6,600	80,718
METHODE ELECTRONICS, INC.		10,900	401,883
			482,601

FOODS	1.5%
THE HAIN CELESTIAL GROUP, INC.*		1,200	122,820

FORMS AND BULK PRINTING SERVICES	1.1%
MULTI-COLOR CORP.*		2,100	95,508

HEALTHCARE FACILITIES	1.0%
UNIVERSAL HEALTH SERVICES, INC.		800	83,600

HEALTHCARE MANAGEMENT	1.4%
CENTENE CORP.*		1,400	115,794

HEALTHCARE SERVICES	1.3%
AMN HEALTHCARE SERVICES, INC.*		6,700	105,190

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.2%
ALIGN TECHNOLOGY, INC.*		3,100	160,208
CARDIOVASCULAR SYSTEMS, INC.*		2,900	68,527
NUVASIVE, INC.*		3,500	122,045
			350,780

MEDICAL EQUIPMENT	4.9%
DEXCOM, INC.*		5,500	219,945
NATUS MEDICAL, INC.*		6,200	182,962
			402,907

OIL CRUDE PRODUCER	5.9%
BONANZA CREEK ENERGY, INC.*		2,000	113,800
CLAYTON WILLIAMS ENERGY, INC.*		1,000	96,450
GULFPORT ENERGY CORP.*		1,500	80,100
RING ENERGY, INC.*		13,500	198,990
			489,340

PAPER	1.3%
KAPSTONE PAPER AND PACKAGING CORP.*		4,000	111,880

PRODUCTION TECHNOLOGY EQUIPMENT	1.4%
COGNEX CORP.*		2,800	112,756

RAILROAD EQUIPMENT	2.6%
TRINITY INDUSTRIES, INC.		2,800	130,816
WABTEC CORP.		1,100	89,144
			219,960

RENTAL & LEASING	1.2%
GATX CORP.		1,700	99,229

SCIENTIFIC INSTRUMENTS: ELECTRICAL	1.1%
A. O. SMITH CORP.		1,900	89,832

SEMICONDUCTORS & COMPONENTS	5.4%
INTERSIL CORP.		6,600	93,786
MELLANOX TECHNOLOGIES, LTD.*		3,200	143,584
ON SEMICONDUCTOR CORP.*		9,300	83,142
PIXELWORKS, INC.*		19,324	124,833
			445,345

SHIPPING	1.3%
HUNTINGTON INGALLS INDUSTRIES, INC.		1,000	104,210

SPECIALTY RETAIL	2.7%
BROWN SHOE CO., INC.		4,700	127,511
PENSKE AUTOMOTIVE GROUP, INC.		2,300	93,357
			220,868

TELECOMMUNICATIONS EQUIPMENT	1.4%
UBIQUITI NETWORKS, INC.*		3,100	116,343

TEXTILES - APPAREL & SHOES	2.7%
G-III APPAREL GROUP LTD.*		800	66,288
SKECHERS USA, INC.*		3,000	159,930
			226,218

TRUCKERS	1.1%
ARCBEST CORP.		2,400	89,520

UTILITIES - TELECOMMUNICATIONS	0.8%
8X8, INC.*		10,200	68,136

WHOLESALE & INTERNATIONAL TRADE	1.5%
CAESARSTONE SDOT-YAM LTD.*		2,400	124,032

TOTAL EQUITIES
(COST: $7,029,084)			$8,286,656

TOTAL INVESTMENTS	99.8%
(COST: $7,029,084)			$8,286,656

OTHER ASSETS LESS LIABILITIES	0.2%		20,638

NET ASSETS - 100% (EQUIVALENT TO $15.53 PER SHARE BASED ON 534,870 SHARES OUTSTANDING)			$8,307,294

Cost of Investments is $7,050,135 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,527,007
Gross unrealized depreciation	(290,486)
Net unrealized appreciation	$1,236,521

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.5%
AIR FREIGHT & LOGISTICS	2.1%
SINOTRANS LTD.		5,700,000	$4,140,169

AUTO COMPONENTS	2.0%
NEXTEER AUTOMOTIVE GROUP LTD.*		2,000,000	1,777,228
XINCHEN CHINA POWER HLDGS. LTD.*		4,000,000	2,122,371
			3,899,599

AUTOMOBILES	1.0%
GREAT WALL MOTOR CO. LTD.*		500,000	1,941,429

BIOTECHNOLOGY	1.6%
LUYE PHARMA GROUP LTD.*		2,400,000	3,075,378

COMMERCIAL SERVICE & SUPPLY	12.2%
CHINA EVERBRIGHT INTERNATIONAL LTD.		7,200,000	9,532,125
CT ENVIRONMENTAL GROUP LTD.		2,500,000	2,137,825
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP. CO. LTD.*		4,600,000	3,080,529
KANGDA INTERNATIONAL ENVIRONMENTAL CO. LTD.*		8,000,000	3,915,054
SOUND GLOBAL LTD.*		4,900,000	4,890,597
			23,556,130

CONSTRUCTION & ENGINEERING	3.1%
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.		500,000	888,614
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		3,000,000	4,458,525
CHINA WINDPOWER GROUP LTD.*		10,000,000	798,465
			6,145,604

DIVERSIFIED CONSUMER SERVICES	3.1%
CHINA DISTANCE EDUCATION HLDGS. LTD.*		180,000	2,521,800
TARENA INTERNATIONAL, INC.ADS*		270,000	3,491,100
			6,012,900

ELECTRICAL EQUIPMENT	3.0%
BOER POWER HLDGS. LTD.		1,800,000	2,452,575
CGN MEIYA POWER HLDGS. CO. LTD.*		50,000	11,011
XINGJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		800,000	1,372,329
ZHUZHUO CSR TIMES ELECTRIC CO. LTD.		500,000	1,931,770
			5,767,685

ELECTRONIC EQUIPMENT & INSTRUMENTS	3.3%
PAX GLOBAL TECHNOLOGY LTD.*		3,500,000	3,087,613
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		2,200,000	3,263,918
			6,351,531

FOOD PRODUCTS	1.5%
CHINA MODERN DAIRY HLDGS. LTD.*		6,500,000	3,013,561

HEALTHCARE PROVIDERS & SERVICES	5.0%
CHINA PIONEER PHARMA HLDGS. LTD.		5,000,000	3,953,689
IKANG HEALTHCARE GROUP, INC.ADS*		300,000	5,838,000
			9,791,689

HOTELS RESTAURANTS & LEISURE	2.8%
500.COM LTD. ADS*		143,000	4,823,390
GALAXY ENTERTAINMENT GROUP LTD.		100,000	580,819
			5,404,209

HOUSEHOLD DURABLES	0.2%
TECHTRONIC INDUSTRIES CO.		150,000	433,682

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	5.9%
HAUDIAN FUXIN ENERGY CORP. LTD.*		3,000,000	1,757,911
HUADIAN POWER INTERNATIONAL CORP. LTD.		12,500,000	8,805,651
HUANENG RENEWABLES CORP. LTD.*		3,000,000	985,203
			11,548,765

INTERNET & CATALOG RETAIL	5.1%
JUMEI INTERNATIONAL HLDG. LTD. ADS*		20,000	469,600
VIPSHOP HLDGS. LTD. ADS*		50,000	9,450,500
			9,920,100

INTERNET SOFTWARE & SERVICES	19.5%
21VIANET GROUP, INC. ADS*		210,000	3,780,000
ALIBABA GROUP HLDG. LTD.*		5,000	444,250
BAIDU, INC.*		6,000	1,309,380
BITAUTO HLDGS. LTD. ADS*		90,000	7,020,000
NETEASE.COM, INC. ADS		55,000	4,711,300
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		98,000	6,612,060
TENCENT HLDGS. LTD.		550,000	8,181,045
YY, INC. ADS*		80,000	5,991,200
			38,049,235

MACHINERY	0.8%
EVA PRECISION INDUSTRIAL HLDGS. LTD.		6,500,000	1,515,152

OIL, GAS, & CONSUMABLE FUELS	1.1%
SINOPEC KANTONS HLDGS. LTD.		2,800,000	2,221,278

PAPER & FOREST PRODUCTS	0.4%
CHINA FORESTRY HLDGS. LTD.(a)*		5,760,000	-
LEE & MAN PAPER MANUFACTURING LTD.*		1,500,000	761,117
			761,117

PHARMACEUTICALS	2.3%
DAWNRAYS PHARMACEUTICAL HLDGS. LTD.		2,000,000	1,916,316
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.		5,500,000	2,649,100
			4,565,416

REAL ESTATE	0.5%
SOUFUN HLDGS. LTD. ADS		100,000	995,000

REAL ESTATE MANAGEMENT & DEVELOPMENT	3.4%
CHINA RESOURCES LAND LTD.		1,000,000	2,060,555
KWG PROPERTY HLDG. LTD.*		1,200,000	842,252
SUNAC CHINA HLDGS. LTD.*		5,000,000	3,786,269
			6,689,076

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	2.8%
CANADIAN SOLAR, INC.*		100,000	3,577,000
DAQO NEW ENERGY CORP.*		5,000	214,050
VIMICRO INTERNATIONAL CORP.*		50,000	497,000
XINYI SOLAR HLDGS. LTD.		3,500,000	1,149,403
			5,437,453

SOFTWARE	5.4%
CHINACACHE INTERNATIONAL HLDGS. LTD. ADS*		300,000	4,134,000
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		300,000	6,315,000
KONGZHONG CORP. ADS*		21,600	140,832
			10,589,832

SPECIALTY RETAIL	0.8%
GOME ELECTRICAL APPLIANCES HLDG. LTD.		10,000,000	1,622,687

TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS	0.9%
GOLDPAC GROUP LTD.		2,000,000	1,777,228

UTILITIES - GAS	3.7%
CHINA GAS HLDGS. LTD.		4,400,000	7,298,484

TOTAL EQUITIES
(COST: $141,964,274)			$182,524,389

COMMERCIAL PAPER	4.2%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.25% DUE 10/3/2014		8,300,000	$8,300,000

TOTAL COMMERCIAL PAPER
(COST: $8,300,000)			$8,300,000

TOTAL INVESTMENTS	97.7%
(COST: $150,264,274)			$190,824,389

OTHER ASSETS LESS LIABILITIES	2.3%		4,537,422

NET ASSETS - 100% (EQUIVALENT TO $16.53 PER SHARE BASED ON 11,815,084 SHARES OUTSTANDING)			$195,361,811

Cost of Investments is $151,740,319 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$50,158,505
Gross unrealized depreciation	(11,074,435)
Net unrealized appreciation	$39,084,070

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	93.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.0%
AUSTRALIA	5.9%
DOMINO'S PIZZA ENTERPRISES LTD.		245,600	$5,628,844
ECHO ENTERTAINMENT GROUP LTD.		2,315,500	6,636,104
MINERAL RESOURCES LTD.		161,500	1,226,854
SANDFIRE RESOURCES NL		392,930	2,005,040
SEEK LTD.		754,237	10,671,915
			26,168,757

CANADA	14.1%
CCL INDUSTRIES, INC.		79,400	7,934,329
COGECO CABLE, INC.		63,600	3,249,846
DOLLARAMA INC.		62,500	5,301,339
ELDORADO GOLD CORP.		455,800	3,072,580
KEYERA CORP.		65,200	5,252,675
LINAMAR CORP.		107,600	5,552,929
NEVSUN RESOURCES LTD.		654,400	2,366,357
OPEN TEXT CORP.		173,500	9,596,719
PAINTED PONY PETROLEUM LTD.*		230,100	2,578,353
PAREX RESOURCES, INC.*		378,247	4,204,621
SECURE ENERGY SERVICES, INC.		295,000	6,363,571
SEMAFO INC.*		855,400	3,009,175
SHAWCOR LTD.		86,600	4,368,661
			62,851,155

CHINA	8.9%
CHINA GAS HLDGS. LTD.		3,738,000	6,202,994
CHINA MODERN DAIRY HLDGS. LTD.*		2,128,000	982,894
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		2,989,600	6,482,337
COMBA TELECOM SYSTEMS HLDGS. LTD.		17,163,500	7,765,561
PAX GLOBAL TECHNOLOGY LTD.*		10,667,000	9,385,570
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		5,015,600	8,615,768
			39,435,124

DENMARK	1.6%
ROYAL UNIBREW A/S*		26,414	4,387,072
SYDBANK A/S*		92,750	2,822,780
			7,209,852

FINLAND	0.8%
HUHTAMAKI OYJ		124,500	3,409,479

FRANCE	4.8%
APERAM SA*		320,007	9,988,163
TELEPERFORMANCE SA*		130,800	8,090,105
UBISOFT ENTERTAINMENT SA*		211,400	3,466,912
			21,545,180

GERMANY	1.0%
AURELIUS AG		74,548	2,651,638
DIALOG SEMICONDUCTOR PLC*		51,326	1,433,128
DUERR AG		2,974	215,828
			4,300,594

IRELAND	2.6%
ICON PLC*		199,600	11,423,108

ITALY	2.3%
BREMBO SPA		224,400	7,331,137
ERG SPA		251,300	3,096,415
			10,427,552

JAPAN	28.8%
DIP CORP.		227,300	10,266,903
EZAKI GLICO CO. LTD.		71,500	2,465,665
JAPAN AVIATION ELECTRONICS INDUSTRY LTD.		342,600	7,814,741
MINEBEA CO. LTD.		670,000	9,143,712
KOITO MANUFACTURING CO. LTD.		309,500	8,419,489
KYUDENKO CORP.		191,000	2,264,858
NGK INSULATORS LTD.		324,000	7,723,094
NH FOODS LTD.*		379,000	8,047,207
NIHON KOHDEN CORP.		35,000	1,836,522
NOK CORP.		272,500	6,255,751
SAMANTHA THAVASA JAPAN LTD.		302,200	3,162,497
SEIKO EPSON CORP.		246,900	11,896,366
SHIMIZU CORP.		983,000	7,756,910
TABUCHI ELECTRIC CO. LTD.		176,600	1,887,920
TADANO LTD.		338,000	6,223,393
TAKEUCHI MANUFACTURING CO. LTD.*		221,600	10,511,749
TEMP HLDGS. CO. LTD.		222,100	6,760,243
TODA CORP.*		1,025,000	5,156,846
TPR CO. LTD.		178,500	4,303,800
ZENKOKU HOSHO CO. LTD.		223,700	6,249,733
			128,147,399

NORWAY	0.6%
ATEA ASA		164,997	1,855,456
NORDIC SEMICONDUCTOR ASA*		125,580	739,876
			2,595,332

SPAIN	1.8%
ALMIRALL SA*		184,840	2,708,208
GAMESA CORP. TECHNOLOGICA SA*		485,800	5,339,689
			8,047,897

SWEDEN	3.8%
CLAS OHLSON AB		85,347	1,445,908
HEXPOL AB		17,290	1,376,634
HUSQVARNA AB*		731,800	5,159,504
SSAB AB*		1,047,500	8,951,160
			16,933,206

SWITZERLAND	7.0%
AMS AG*		297,900	11,263,347
FORBO HLDG. AG		4,374	4,469,296
SWISS LIFE HLDG. AG		41,392	9,863,462
TEMENOS GROUP AG		149,133	5,661,493
			31,257,598

UNITED KINGDOM	11.0%
ABCAM PLC*		684,400	4,462,634
ASHTEAD GROUP PLC		681,700	11,467,124
BABCOCK INTERNATIONAL GROUP PLC		287,300	5,069,175
BRITVIC PLC		291,861	3,150,102
GRAINGER PLC		589,547	1,767,972
IG GROUP HLDGS. PLC*		873,905	8,404,872
OPTIMAL PAYMENTS PLC*		869,100	7,224,843
PLAYTECH PLC		635,500	7,377,631
			48,924,353

TOTAL EQUITIES
(COST: $408,082,818)			$422,676,586

COMMERCIAL PAPER	4.9%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.25% DUE 10/03/2014		22,000,000	$22,000,000

TOTAL COMMERCIAL PAPER
(COST: $22,000,000)			$22,000,000

TOTAL INVESTMENTS	99.9%
(COST: $430,082,818)			$444,676,586

OTHER ASSETS LESS LIABILITIES	0.1%		649,654

NET ASSETS - 100% (EQUIVALENT TO $19.04 PER SHARE BASED ON 23,391,933 SHARES OUTSTANDING)			$445,326,240

Cost of investments is $431,313,708 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$32,233,834
Gross unrealized depreciation	(18,870,956)
Net unrealized appreciation	$13,362,878

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	15.0%
Consumer Staples	4.3%
Energy	5.8%
Financials	8.6%
Health Care	4.6%
Industrials	23.9%
Information Technology	21.9%
Materials	9.5%
Utilities	1.4%

OBERWEIS ASIA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.0%
AUSTRALIA	3.4%
COVER-MORE GROUP LTD.		20,000	$38,175
DOMINO'S PIZZA ENTERPRISES LTD.		1,945	44,670
G8 EDUCATION LTD.		15,000	67,244
MCMILLAN SHAKESPEARE LTD.		2,000	18,107
QUBE HLDGS. LTD.*		878	1,922
VIRTUS HEALTH LTD.		5,000	34,016
			204,134

CHINA	45.1%
21VIANET GROUP, INC. ADS*		3,000	54,000
500.COM LTD. ADS*		1,500	50,595
BAIDU.COM, INC. ADS*		300	65,469
BITAUTO HLDGS. LTD. ADS*		1,200	93,600
CANADIAN SOLAR, INC.*		2,500	89,425
CHINA DISTANCE EDUCATION HLDGS. LTD.*		4,500	63,045
CHINA EVERBRIGHT INTERNATIONAL LTD.		90,000	119,151
CHINA GAS HLDGS. LTD.		120,000	199,050
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		9,000	189,450
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.*		30,000	53,317
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		60,000	89,171
CHINACACHE INTERNATIONAL HLDGS. LTD.*		5,000	68,900
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		100,000	66,968
GOME ELECTRICAL APPLIANCES HLDG. LTD.		150,000	24,340
IKANG HEALTHCARE GROUP, INC. ADS*		9,000	175,140
KWG PROPERTY HLDG. LTD.*		90,000	63,169
PAX GLOBAL TECHNOLOGY LTD.*		120,000	105,861
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		1,000	67,470
SINOTRANS LTD.		75,000	54,476
SOUFUN HLDGS. LTD. ADS		2,500	24,875
SOUND GLOBAL LTD.*		160,000	159,693
SUNAC CHINA HLDGS. LTD.*		180,000	136,306
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		50,000	74,180
TARENA INTERNATIONAL INC. ADS*		7,000	90,510
TENCENT HLDGS. LTD.		13,000	193,370
VIPSHOP HLDGS. LTD. ADS*		800	151,208
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		40,000	68,616
YY, INC. ADS*		2,000	149,780
			2,741,135

INDIA	21.5%
AIA ENGINEERING LTD.		6,000	91,350
AMTEK AUTO LTD.*		15,000	48,976
ARVIND LTD.*		15,000	72,110
AUROBINDO PHARMA LTD.		18,000	282,197
AXIS BANK LTD.		5,225	31,954
BHARAT FORGE LTD.		8,000	106,645
COX & KINGS LTD.		8,000	40,933
EICHER MOTORS LTD.*		300	58,154
GLENMARK PHARMACEUTICALS LTD.*		5,000	58,436
HAVELLS INDIA LTD.		15,000	64,326
INFO EDGE INDIA LTD.*		4,500	61,999
IPCA LABORATORIES LTD.		8,000	102,584
JUST DIAL LTD.		1,800	47,527
KAVERI SEED CO. LTD.		5,000	65,702
MOTHERSON SUMI SYSTEMS LTD.		15,000	96,094
VOLTAS LTD.		20,000	78,238
			1,307,225

INDONESIA	5.4%
PT JASA MARGA PERSERO TBK		100,000	52,934
PT MATAHARI PUTRA PRIMA TBK*		200,000	51,703
PT PAKUWON JATI TBK		2,000,000	66,311
PT SUMMARECON AGUNG TBK		500,000	50,061
PT WIJAYA KARYA PERSERO TBK		500,000	106,894
			327,903

JAPAN	5.2%
COLOPL INC.*		1,500	49,305
CYBERDYNE INC.*		2,500	79,325
DTS CORP.		2,000	41,869
MINEBEA CO. LTD.		2,000	27,281
SEIKO EPSON CORP.		1,000	48,051
TEMP HLDGS. CO. LTD.		2,200	66,998
			312,829

SINGAPORE	1.8%
EZION HLDGS. LTD.		36,000	51,078
YOMA STRATEGIC HLDGS. LTD.*		120,000	58,321
			109,399

SOUTH KOREA	8.8%
COSMAX, INC.*		350	43,118
GAMEVIL, INC.*		500	56,858
HANSSEM CO. LTD.*		800	86,804
HOTEL SHILLA CO. LTD.*		1,200	135,892
HYUNDAI HYSCO CO. LTD.*		200	14,783
I-SENS, INC.*		700	37,745
MEDY-TOX INC.		200	42,454
PARADISE CO. LTD.		1,000	32,741
SAMSUNG SDI CO. LTD.*		300	34,826
WONIK IPS CO. LTD.*		4,000	47,572
			532,793

THAILAND	4.8%
AIRPORTS OF THAILAND PCL*		15,000	110,563
MINOR INTERNATIONAL PCL		35,000	39,938
PRUKSA REAL ESTATE PCL*		80,000	84,503
QUALITY HOUSES PCL		120,000	15,618
SINO THAI ENGINEERING & CONSTRUCTION PCL*		50,000	41,634
			292,256

TOTAL EQUITIES
(COST: $5,000,012)			$5,827,674

TOTAL INVESTMENTS	96.0%
(COST: $5,000,012)			$5,827,674

OTHER ASSETS LESS LIABILITIES	4.0%		244,016

NET ASSETS - 100% (EQUIVALENT TO $9.84 PER SHARE BASED ON 616,826 SHARES OUTSTANDING)			$6,071,690

Cost of Investments is $5,054,147 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,015,294
Gross unrealized depreciation	(241,767)
Net unrealized appreciation	$773,527

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	19.8%
Consumer Staples	1.8%
Energy	0.8%
Financials	9.4%
Health Care	13.4%
Industrials	21.9%
Information Technology	25.4%
Materials	0.2%
Utilities	3.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS(a)

SEPTEMBER 30, 2014 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.2%
AUSTRALIA	5.7%
DOMINO'S PIZZA ENTERPRISES LTD.		75,000	$1,718,906
ECHO ENTERTAINMENT GROUP LTD.		702,700	2,013,902
MINERAL RESOURCES LTD.		42,900	325,895
SANDFIRE RESOURCES NL		119,194	608,222
SEEK LTD.		229,422	3,246,158
			7,913,083

CANADA	13.8%
CCL INDUSTRIES, INC.		24,100	2,408,279
COGECO CABLE, INC.		18,200	929,988
DOLLARAMA, INC.		19,100	1,620,089
ELDORADO GOLD CORP.		138,300	932,290
KEYERA CORP.		19,800	1,595,138
LINAMAR CORP.		31,700	1,635,946
NEVSUN RESOURCES LTD.		198,700	718,513
OPEN TEXT CORP.		52,700	2,914,969
PAINTED PONY PETROLEUM LTD.*		69,800	782,134
PAREX RESOURCES, INC.*		116,100	1,290,576
SECURE ENERGY SERVICES, INC.		91,400	1,971,629
SEMAFO, INC.*		259,600	913,236
SHAWCOR LTD.		26,100	1,316,652
			19,029,439

CHINA	8.6%
CHINA GAS HLDGS. LTD.		1,148,000	1,905,039
CHINA MODERN DAIRY HLDGS. LTD.*		630,000	290,988
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		923,300	2,001,988
COMBA TELECOM SYSTEMS HLDGS. LTD.		5,208,500	2,356,566
PAX GLOBAL TECHNOLOGY LTD.*		3,064,000	2,695,921
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		1,522,200	2,614,826
			11,865,328

DENMARK	1.6%
ROYAL UNIBREW A/S*		8,060	1,338,676
SYDBANK A/S*		28,730	874,377
			2,213,053

FINLAND	0.8%
HUHTAMAKI OYJ		38,600	1,057,075

FRANCE	4.7%
APERAM SA*		97,400	3,040,081
TELEPERFORMANCE SA*		39,700	2,455,483
UBISOFT ENTERTAINMENT SA*		64,200	1,052,865
			6,548,429

GERMANY	0.9%
AURELIUS AG		22,900	814,543
DIALOG SEMICONDUCTOR PLC*		15,600	435,584
DUERR AG		700	50,800
			1,300,927

IRELAND	2.5%
ICON PLC*		60,600	3,468,138

ITALY	2.2%
BREMBO SPA		63,500	2,074,542
ERG SPA		76,100	937,673
			3,012,215

JAPAN	28.1%
DIP CORP.		69,800	3,152,793
EZAKI GLICO CO. LTD.		22,000	758,666
JAPAN AVIATION ELECTRONICS INDUSTRY LTD.		103,800	2,367,689
KOITO MANUFACTURING CO. LTD.		92,700	2,521,766
KYUDENKO CORP.		59,000	699,616
MINEBEA CO. LTD.		203,000	2,770,408
NGK INSULATORS LTD.		98,000	2,335,997
NH FOODS LTD.*		115,000	2,441,765
NIHON KOHDEN CORP.		10,600	556,204
NOK CORP.		82,700	1,898,534
SAMANTHA THAVASA JAPAN LTD.		91,600	958,586
SEIKO EPSON CORP.		74,900	3,608,902
SHIMIZU CORP.		298,000	2,351,535
TABUCHI ELECTRIC CO. LTD.		53,600	573,004
TADANO LTD.		103,000	1,896,478
TAKEUCHI MANUFACTURING CO. LTD.*		67,100	3,182,935
TEMP HLDGS. CO. LTD.		68,800	2,094,123
TODA CORP.*		311,000	1,564,662
TPR CO. LTD.		54,200	1,306,812
ZENKOKU HOSHO CO. LTD.		67,900	1,896,991
			38,937,466

NORWAY	0.5%
ATEA ASA		41,146	462,703
NORDIC SEMICONDUCTOR ASA*		36,000	212,100
			674,803

SPAIN	1.7%
ALMIRALL SA*		50,900	745,768
GAMESA CORP. TECHNOLOGICA SA*		147,700	1,623,450
			2,369,218

SWEDEN	3.6%
CLAS OHLSON AB		21,897	370,968
HEXPOL AB		4,800	382,177
HUSQVARNA AB*		208,600	1,470,720
SSAB AB*		318,000	2,717,393
			4,941,258

SWITZERLAND	6.8%
AMS AG*		90,400	3,417,948
FORBO HLDG. AG		1,315	1,343,649
SWISS LIFE HLDG. AG		12,548	2,990,112
TEMENOS GROUP AG		45,200	1,715,915
			9,467,624

UNITED KINGDOM	10.7%
ABCAM PLC*		207,700	1,354,309
ASHTEAD GROUP PLC		206,900	3,480,340
BABCOCK INTERNATIONAL GROUP PLC		86,300	1,522,693
BRITVIC PLC		79,900	862,373
GRAINGER PLC		169,200	507,408
IG GROUP HLDGS. PLC*		270,800	2,604,448
OPTIMAL PAYMENTS PLC*		263,800	2,192,974
PLAYTECH PLC		192,900	2,239,410
			14,763,955

TOTAL EQUITIES
(COST: $128,103,621)			$127,562,011

COMMERCIAL PAPER	4.7%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.25% DUE 10/3/2014		6,500,000	$6,500,000

TOTAL COMMERCIAL PAPER
(COST: $6,500,000)			$6,500,000

TOTAL INVESTMENTS	96.9%
(COST: $134,603,621)			$134,062,011

OTHER ASSETS LESS LIABILITIES	3.1%		4,340,797

NET ASSETS - 100% (EQUIVALENT TO $9.25 PER SHARE BASED ON 14,968,085 SHARES OUTSTANDING)			$138,402,808

Cost of investments is $135,367,419 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$5,285,375
Gross unrealized depreciation	(6,590,783)
Net unrealized depreciation	$(1,305,408)

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2014

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	14.4%
Consumer Staples	4.1%
Energy	5.7%
Financials	8.4%
Health Care	4.4%
Industrials	23.4%
Information Technology	21.2%
Materials	9.2%
Utilities	1.4%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$ 32,178,873	$ 49,472,648	$ 8,286,656
REIT	-	261,446	-
Total Level 1	32,178,873	49,734,094	8,286,656
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$ 32,178,873	$ 49,734,094	$ 8,286,656

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities Total Asia Total Australia Total Europe Total North America Total Level 1	$ 182,524,389 - - - 182,524,389	$ 59,469,106 - 32,107,213 62,851,155 154,427,474	$ 5,623,540 204,134 - - 5,827,674
Level 2 – Equities Total Asia Total Australia Total Europe Total Commercial Paper Total Level 2	- - - 8,300,000 8,300,000	108,113,417 26,168,757 133,966,938 22,000,000 290,249,112	- - - - -
Level 3	-	-	-
Total Investments	$190,824,389	$ 444,676,586	$ 5,827,674

International Opportunities Institutional Fund
Level 1 – Equities Total Asia Total Europe Total North America Total Level 1	$ 20,207,040 9,687,790 19,029,439 48,924,269
Level 2 Total Asia Total Australia Total Europe Total Commercial Paper Total Level 2	30,595,754 7,913,083 40,128,905 6,500,000 85,137,742
Level 3	-
Total Investments	$ 134,062,011

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant transfers between Levels 1 and 2 included securities valued at $1,100,000, $297,949,112, and $85,137,742 at September 30, 2014 respectively for the China Opportunities Fund, International Opportunities Fund, and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at September 30, 2014 but not at December 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 28, 2014

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 28, 2014